The UBS Funds	Prospectus Supplement

The UBS Funds
UBS U.S. Small Cap Growth Fund
Prospectus Supplement

January 14, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Small Cap Growth Fund series (the “Fund”) of The UBS Funds dated October 28, 2013, as follows:

Paul Graham no longer serves as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund, David Wabnik and Samuel Kim, have assumed Mr. Graham’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Graham in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-662

The UBS Funds	SAI Supplement

The UBS Funds
UBS U.S. Small Cap Growth Fund
Supplement to the Statement of Additional Information

January 14, 2014

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Small Cap Growth Fund series (the “Fund”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

Paul Graham no longer serves as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund, David Wabnik and Samuel Kim, have assumed Mr. Graham’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Graham in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-663